Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

9. Leases

The Group has operating leases primarily for office and warehouses to store its cabinets and power banks, which have lease terms varying from one to four years, and for residential rooftop spaces with lease terms of 20 years.

Total lease costs for the years ended December 31, 2022 and 2023 was RMB34,243 and RMB30,491, included in research and development, sales and marketing, general and administrative expenses and cost of revenues in the Group’s consolidated statements of comprehensive income/(loss). Out of the total lease costs, there was RMB4,143 and RMB12,156 of expenses for short-term leases within 12 months for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2023, the operating lease arrangements of the Group, primarily for warehouse premises, offices and residential rooftop spaces, that have not yet commenced is not material.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2022	2023
	RMB	RMB
Cash paid for the rentals included in the lease liabilities	22,850	17,560
ROU assets obtained in exchange for operating lease liabilities	10,034	22,642

As of December 31, 2022 and 2023, supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Right-of-use assets	12,442	16,353
Current portion of lease liabilities	9,761	7,399
Non-current lease liabilities	854	7,641

Lease term and discount rates were as follows:

	As of December 31,
	2022	2023

Weighted-average remaining lease term
Operating leases	0.6 years	7.38 years
Weighted-average discount rate
Operating leases	4.7%	4.7%

	As of December 31,
	2022	2023
	RMB	RMB
Maturities of lease liabilities were as follows:
2023	10,452	—
2024	323	8,185
2025	—	3,552
2026	—	444
2027	—	444
2028	—	444
Thereafter	—	5,172
Total undiscounted lease payments	10,775	18,241
Less: imputed interest	(160)	(3,201)
Total present value of lease liabilities	10,615	15,040

For the year ended December 31, 2021, operating lease expenses based on ASC 840, Leases were RMB41,902.